Earnings per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS
Net Income (Numerator)	$ 126,351	$ 93,473	$ 113,869
Shares (Denominator)	67,195,180	67,236,681	67,506,554
Per Share Amount	$ 1.88	$ 1.39	$ 1.69
Diluted EPS
Net Income (Numerator)	$ 126,351	$ 93,473	$ 113,869
Potential dilutive common shares	119,679	77,282	62,914
Shares (Denominator)	67,314,859	67,313,963	67,569,468
Per Share Amount (in dollars per share)	$ 1.88	$ 1.39	$ 1.69